SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Sep. 30, 2025
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of consolidation and basis of preparation

The accompanying consolidated financial statements include the accounts of the Company and its subsidiaries (collectively the “Company”). The Company eliminates all significant intercompany balances and transactions in its consolidated financial statements.

Management has prepared the accompanying consolidated financial statements and these notes in accordance to generally accepted accounting principles in the United States (“US GAAP”). The Company maintains its general ledger and journals with the accrual method accounting.

Use of estimates

The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Management makes these estimates using the best information available when the calculations are made; however, actual results could differ materially from those estimates. Significant estimates required to be made by management include, but not limited to, provision for expected credit losses against accounts and other receivable, determination of the useful lives of long-lived assets, impairment of long-lived assets, valuation allowance for deferred tax assets, accounting of operating lease right-of-use assets, and operating lease liabilities. Actual results could differ from the estimates, and as such, differences could be material to the consolidated financial statements.

QMMM HOLDINGS LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Stated in US Dollars)

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Foreign currency translation

The accompanying consolidated financial statements are presented in the United States Dollars (“USD” or “$”), which is the reporting currency of the Company. The functional currency of the Company’s subsidiaries in the Hong Kong is Hong Kong Dollars (“HKD” or “HK$”), its other subsidiaries which are incorporated in British Virgin Islands is United States Dollars, respectively, which are their respective local currencies based on the criteria of ASC 830, “Foreign Currency Matters”.

The Company’s assets and liabilities are translated into $ from HK$ at year-end exchange rates. Its revenues and expenses are translated at the average exchange rate during the year. Capital accounts are translated at their historical exchange rates when the capital transactions occurred.

Translation of amounts from HKD into USD has been made at the following exchange rates:

	September 30, 2025	September 30, 2024
Year-end $: HK$ exchange rate	7.7809	7.7693
Year average $: HK$ exchange rate	7.7948	7.8084

Cash and cash equivalents

Cash and cash equivalents represent cash on hand and time deposits, which are unrestricted as to withdrawal or use, and which have original maturities less than three months.

Prepayment

Prepayment is mainly comprised of payments made to vendors or service providers for future services that have not been provided. These amounts are non- refundable and bear no interest.

QMMM HOLDINGS LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Stated in US Dollars)

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Deposits and other current assets, net

Deposits are mainly for rent, utilities and money deposited with certain vendors. These amounts are refundable and bear no interest. The short-term deposits usually have a one-year term and are refundable upon contract termination. The long-term deposits are refunded from suppliers when terms and conditions set forth in the agreements have been satisfied.

Other current assets, net, primarily consists of refunds from third parties. Management reviews periodically to determine if the allowance is adequate and adjusts the allowance when necessary.

As of September 30, 2025 and 2024, the Company made $101 and $540 allowance for expected credit loss for deposit and other current assets, respectively.

Property and equipment, net

Property and equipment are carried at cost less accumulated depreciation and any impairment losses. Depreciation is provided over their estimated useful lives, using the straight-line method. The Company typically applies a salvage value of 0%. The estimated useful lives of the property and equipment are as follows:

Leasehold improvements	Over the lease period
Furniture and fixtures	4 years
Office equipment	4 years
Motor vehicle	5 years

The cost and related accumulated depreciation of assets sold or otherwise retired are eliminated from the accounts, and any gain or loss are included in the Company’s consolidated statements of operations and comprehensive income. The costs of maintenance and repairs are recognized as incurred; significant renewals and betterments are capitalized.

Intangible assets, net

Intangible assets purchased from third parties are initially recorded at cost and amortized on a straight-line basis over the estimated economic useful lives. The acquired intangible assets are recognized and measured at fair value and are expensed or amortized using the straight-line approach over the estimated economic useful lives of the assets.

The estimated useful lives of major intangible assets are as follows:

Website	4 years
Patent	3.5 years

QMMM HOLDINGS LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Stated in US Dollars)

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Impairment of long-lived assets

Long-lived assets, representing property and equipment and intangible assets with finite lives are reviewed for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be recoverable. We assess the recoverability of the assets based on the undiscounted future cash flows the assets are expected to generate and recognize an impairment loss when estimated undiscounted future cash flows expected to result from the use of the asset plus net proceeds expected from disposition of the asset, if any, are less than the carrying value of the asset. If an impairment is identified, we would reduce the carrying amount of the asset to its estimated fair value based on a discounted cash flows approach or, when available and appropriate, to comparable market values. As of September 30, 2025 and 2024, no impairment of long-lived assets was recognized.

Deferred IPO costs

Pursuant to ASC 340-10-S99-1, IPO costs directly attributable to an offering of equity securities are deferred and would be charged against the gross proceeds of the offering as a reduction of additional paid-in capital. These costs include underwriting fees related to the registration preparation, FINRA filing fees and Nasdaq filing fees which actually occured as a result of the IPO.

Lease

Effective October 1, 2020, the Company adopted ASU 2016-02, “Leases” (Topic 842), and elected the practical expedients that do not require us to reassess: (1) whether any expired or existing contracts are, or contain, leases, (2) lease classification for any expired or existing leases and (3) initial direct costs for any expired or existing leases. For lease terms of twelve months or fewer, a lessee is permitted to make an accounting policy election not to recognize lease assets and liabilities. The Company also adopted the practical expedient that allows lessees to treat the lease and non-lease components of a lease as a single lease component.

Lease terms used to calculate the present value of lease payments generally do not include any options to extend, renew, or terminate the lease, as the Company does not have reasonable certainty at lease inception that these options will be exercised. The Company generally considers the economic life of its operating lease ROU assets to be comparable to the useful life of similar owned assets. The Company has elected the short-term lease exception, therefore operating lease ROU assets and liabilities do not include leases with a lease term of twelve months or less. Its leases generally do not provide a residual guarantee. The operating lease ROU asset also excludes lease incentives. Lease expense is recognized on a straight-line basis over the lease term.

As of September 30, 2025 and September 30, 2024, there were approximately $133,048 and $154,254 right of use (“ROU”) assets and approximately $132,485 and $154,254 lease liabilities based on the present value of the future minimum rental payments of leases, respectively. The Company’s management believes that using an incremental borrowing rate of the Hong Kong Dollar Best Lending Rate (“BLR”) 5.25% (2024: 5.875%) plus Margin 1.500% p.a. was the most indicative rate of the Company’s borrowing cost for the calculation of the present value of the lease payments; the rate used by the Company was 6.75% (2024: 7.375%).

Accounts payable

Accounts payable represents trade payables to vendors.

Accrued liabilities and other payables

Accrued liabilities and other payables primarily include salaries payable, accrual and other payable.

QMMM HOLDINGS LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Stated in US Dollars)

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Related parties

The Company adopted ASC 850, Related Party Disclosures, for the identification of related parties and disclosure of related party transactions.

Related parties include:

a.	Affiliates of the entity
b.	Entities for which investments in their equity securities would be required, absent the election of the fair value option under the Fair Value Option Subsection of Section 825-10-15, to be accounted for by the equity method by the investing entity
c.	Trusts for the benefit of employees, such as pension and profit-sharing trusts that are managed by or under the trusteeship of management
d.	Principal owners of the entity and members of their immediate families
e.	Management of the entity and members of their immediate families
f.	Other parties with which the entity may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests
g.	Other parties that can significantly influence the management or operating policies of the transacting parties or that have an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests.

QMMM HOLDINGS LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Stated in US Dollars)

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Revenue Recognition

Effective October 1, 2020, the Company adopted ASC 606 “Revenue from Contracts with Customers”, which replaced ASC Topic 605, using the modified retrospective method of adoption. Results for reporting periods beginning after October 1, 2020 are presented under ASC Topic 606 while prior period amounts are not adjusted and continue to be presented under the Company’s historic accounting under ASC Topic 605. The Company’s accounting for revenue remains substantially unchanged.

There were no cumulative effect adjustments for service contracts in place prior to October 1, 2020. The effect from the adoption of ASC Topic 606 was not material to the Company’s consolidated financial statements.

The five-step model defined by ASC Topic 606 requires the Company to:

1.	identify its contracts with customers;
2.	identify its performance obligations under those contracts;
3.	determine the transaction prices of those contracts;
4.	allocate the transaction prices to its performance obligations in those contracts; and
5.	recognize revenue when each performance obligation under those contracts is satisfied. Revenue is recognized when promised services are transferred to the client in an amount that reflects the consideration expected in exchange for those services.

The Company enters into service agreements with its customers that outline the rights, responsibilities, and obligations of each party. The agreements also identify the scope of services, service fees, and payment terms. Agreements are acknowledged and signed by both parties. All the contracts have commercial substance, and it is probable that the Company will collect considerations from its customers for service component.

The Company currently generates its revenue from the following:

Revenue from provision of digital media advertising and marketing production services

The Company provides digital media advertising and marketing production services to its customers by designing animations, creating virtual reality contents, tailoring virtual avatar characters, providing virtual apparel technology services and arranging physical and online display. The Company typically enters into service contracts with its customers which will set forth the terms and conditions including the transaction price, services to be delivered, terms of delivery, and terms of payment. Service contracts are fixed priced with no variable consideration and are typically satisfied in one year or less. The terms serve as the basis of the performance obligations that the Company must fulfill in order to recognize revenue. The key performance obligation is identified as a single performance obligation where display of finished contents to the public or targeted audiences at the physical location or online platform specified by the customer indicates that the Company has completed all the services agreed upon in the service contract. The Company assesses that content production and content display services is considered as one performance obligation as the clients do not obtain benefit for each separate service. The Company therefore recognizes revenue at a point in time when finished contents are accepted by customers and published. Typically, the Company collects approximately 40% of contract sum upfront, with the remaining balance collected in two to three installments based on milestones and project completion.

Significant accounts related to the revenue cycle are as follows:

Cost of revenues

Cost of revenue consists primarily of personnel costs (including base pay and benefits) and subcontracting cost for consultancy and production services which are directly related to revenue generating transactions.

QMMM HOLDINGS LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Stated in US Dollars)

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Revenue Recognition (continued)

Accounts receivable, net

Accounts receivable represents trade accounts due from customers. The trade receivables are all without customer collateral and interest is not accrued on past due accounts. Management reviews its receivables on a regular basis to determine if the allowance for expected credit loss is adequate and provides allowance for expected credit loss when necessary. The allowance for expected credit loss is based on management’s best estimates of specific losses on individual customer exposures, as well as the historical trends of collections. Account balances are charged off against the allowance for expected credit loss after all means of collection have been exhausted and the likelihood of collection is not probable. As of September 30, 2025 and 2024, the Company recognized $16,109 and $20,322 allowance for expected credit loss for accounts receivable, respectively.

Contract Costs

Contract costs incurred during the production phases of the Company’s service contracts, are capitalized when the costs relate directly to the contract, are expected to be recovered, and generate or enhance resources to be used in satisfying the performance obligation and such deferred costs will be recognized upon the recognition of the related revenue. These costs primarily consist of procurement and material costs directly related to the contract. Contract costs are recognized as cost of revenue when performance obligation(s) is fulfilled and revenue is recognized concurrently.

The Company performs periodic reviews to assess the recoverability of the contract costs. The carrying amount of the asset is compared to the remaining amount of consideration. The Company expects to receive for the services to which the asset relates, less the costs that relate directly to providing those services that have not yet been recognized. If the carrying amount is not recoverable, an impairment loss is recognized. For the years ended September 30, 2025, 2024 and 2023, no impairment loss was recognized.

Contract liabilities

Contract liabilities represents payment advanced from customers. It is recognized when a payment is received from a customer before the Company transfers the related goods or services.

Contract liabilities are recognized as revenue when the Company performed its performance obligation(s) under the contract (i.e., transfers control of the related goods or services to the customer).

Expected credit loss

ASU No. 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments requires entities to use a current lifetime expected credit loss methodology to measure impairments of certain financial assets. Using this methodology will result in earlier recognition of losses than under the current incurred loss approach, which requires waiting to recognize a loss until it is probable of having been incurred. There are other provisions within the standard that affect how impairments of other financial assets may be recorded and presented, and that expand disclosures. The Company adopted the new standard effective October 1, 2020, the first day of the Company’s fiscal year and applied to accounts receivable and other financial instruments. The adoption of this guidance did not materially impact the net earning and financial position and has no impact on the cash flows.

QMMM HOLDINGS LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Stated in US Dollars)

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Revenue Recognition (continued)

The details of revenue and cost of revenue of the Company is as follows:

	For the years ended September 30,
	2025	2024	2023
Revenue	1,954,976	2,698,229	2,807,909
Cost of Revenue	(1,923,552)	(2,283,233)	(2,177,443)
Gross Profit	$31,424	$414,996	$630,466
Gross Profit Margin	1.6%	15.4%	22.5%

Government Grant

Government grants as the compensation for expenses already incurred or for the purpose of giving immediate financial support to the Company during the COVID-19 pandemic. Government grants are recognized when received and all the conditions for their receipt have been met. The grants received were nil, $640 and $23,522, for the years ended September 30, 2025, 2024 and 2023, respectively from the Hong Kong SAR Government.

General and administrative expenses

General and administrative expenses consist primarily of personnel-related compensation expenses, including salaries and related Mandatory Provident Fund (“MPF”) costs for our operations and support personnel, carpark rental and property management fees, professional services fees, depreciation, travelling expenses, office supplies, utilities, communication and expenses related to general operations.

Selling and marketing expenses

Selling and marketing expenses consist primarily of promotion expenses and media expense.

Retirement benefits

Retirement benefits in the form of mandatory defined contribution plans are charged to either expense as incurred or allocated to wages as part of cost of revenues.

Income Taxes

The Company accounts for income taxes pursuant to ASC Topic 740, Income Taxes. Income taxes are provided on an asset and liability approach for financial accounting and reporting of income taxes. Any tax paid by subsidiaries during the period is recorded. Current tax is based on the profit or loss from ordinary activities adjusted for items that are non-assessable or disallowable for income tax purpose and is calculated using tax rates that have been enacted or substantively enacted at the balance sheet date. ASC Topic 740 also requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statements and the tax basis of assets and liabilities, and for the expected future tax benefit to be derived from tax losses and tax credit carry-forwards. ASC Topic 740 additionally requires the establishment of a valuation allowance to reflect the likelihood of realization of deferred tax assets. The Company records a valuation allowance to offset deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized as income or loss in the period that includes the enactment date

QMMM HOLDINGS LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Stated in US Dollars)

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Income Taxes (continued)

The Company adopted ASC Topic 740-10-05, “Income Taxes: Overview and Background”, which provides guidance for recognizing and measuring uncertain tax positions, it prescribes a threshold condition that a tax position must meet for any of the benefits of the uncertain tax position to be recognized in the financial statements. It also provides accounting guidance on derecognizing, classification and disclosure of these uncertain tax positions.

Comprehensive Income

The Company presents comprehensive income in accordance with ASC Topic 220, Comprehensive Income. ASC Topic 220 states that all items that are required to be recognized under accounting standards as components of comprehensive income be reported in the consolidated financial statements. The components of comprehensive income were the net income for the periods and the foreign currency translation adjustments.

Earnings Per Share

The Company computes earnings per share (“EPS”) following ASC Topic 260, “Earnings per share.” Basic EPS is measured as the income or loss available to common shareholders divided by the weighted average common shares outstanding for the period. Diluted EPS presents the dilutive effect on a per-share basis from the potential conversion of convertible securities or the exercise of options and or warrants; the dilutive impacts of potentially convertible securities are calculated using the as-if method; the potentially dilutive effect of options or warranties are computed using the treasury stock method. Potentially anti-dilutive securities (i.e., those that increase income per share or decrease loss per share) are excluded from diluted EPS calculation. There were no potentially dilutive securities that were in-the-money that were outstanding during the year ended September 30, 2025, 2024 and 2023.

Segment Reporting

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for detailing the Company’s business segments.

The Company’s chief operating decision maker is the Chief Executive Officer, who reviews the financial information of each separate operating segment when making decisions about allocating resources and assessing the performance of the segment. The Company’s operations and location of assets is only in Hong Kong. The Company has determined that it has a single operating segment for purposes of allocating resources and evaluating financial performance; accordingly, the Company does not provide additional segment reporting in these accompanying notes.

QMMM HOLDINGS LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Stated in US Dollars)

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Financial instruments

The Company’s financial instruments, including cash and cash equivalents, accounts and other receivables, accounts and other payables, accrued liabilities, amounts due to related parties and lease liabilities, have carrying amounts that approximate their fair values due to their short maturities. ASC Topic 820, “Fair Value Measurements and Disclosures” requires disclosing the fair value of financial instruments held by the Company. ASC Topic 825, “Financial Instruments” defines fair value and establishes a three-level valuation hierarchy for disclosures of fair value measurement that enhances disclosure requirements for fair value measures. The carrying amounts reported in the consolidated balance sheets for cash and cash equivalents, accounts and other receivables, accounts and other payables, accrued liabilities, amounts due to related parties and lease liabilities each qualify as financial instruments and are a reasonable estimate of their fair values because of the short period between the origination of such instruments and their expected realization and their current market rate of interest. The three levels of valuation hierarchy are defined as follows:

●	Level 1 - inputs to the valuation methodology used quoted prices for identical assets or liabilities in active markets.

●	Level 2 - inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets and information that are observable for the asset or liability, either directly or indirectly, for substantially the financial instrument’s full term.

●	Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The Company analyzes all financial instruments with features of both liabilities and equity under ASC 480, “Distinguishing Liabilities from Equity” and ASC 815, “Derivatives and Hedging”.

Recent Accounting Standards

The Group is an “emerging growth company” (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, EGC can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. The Group elected to take advantage of the extended transition periods. However, this election will not apply should the Group cease to be classified as an EGC.

In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, “Income Taxes (Topic 740)” (“ASU 2023-09”). The amendments in ASU 2023-09 address investor requests for more transparency about income tax information through improvements to income tax disclosures primarily related to the rate reconciliation and income taxes paid information. One of the amendments in ASU 2023-09 includes disclosure of, on an annual basis, a tabular rate reconciliation of (i) the reported income tax expense (or benefit) from continuing operations, to (ii) the product of the income (or loss) from continuing operations before income taxes and the applicable statutory federal income tax rate of the jurisdiction of domicile using specific categories, including separate disclosure for any reconciling items within certain categories that are equal to or greater than a specified quantitative threshold of 5%. ASU 2023-09 also requires disclosure of, on an annual basis, the year to date amount of income taxes paid (net of refunds received) disaggregated by federal, state, and foreign jurisdictions, including additional disaggregated information on income taxes paid (net of refunds received) to an individual jurisdiction equal to or greater than 5% of total income taxes paid (net of refunds received). The amendments in ASU2023-09 are effective for annual periods beginning after December 15, 2024, and should be applied prospectively. Management is currently evaluating the impact of this guidance.

In November 2024, the FASB issued ASU 2024-03, Income Statement — Reporting Comprehensive Income (Topic 220-40): Expense Disaggregation Disclosures (“ASU 2024-03”). This update requires, among other things, more detailed disclosure about types of expenses in commonly presented expense captions such as cost of sales and selling, general, and administrative expenses, and is intended to improve the disclosures about an entity’s expenses including purchases of inventory, employee compensation, depreciation and amortization. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. Management is currently evaluating the impact of the on its consolidated financial statements and related disclosures.

In July 2025, the FASB issued ASU 2025-05, Credit Losses (Topic 326): Simplifications to the Accounting for Short-Term Receivables and Contract Assets. The update introduces practical expedients that allow entities to simplify the estimation of expected credit losses for accounts receivable and contract assets by permitting certain assumptions regarding current conditions and expectations of future economic conditions. The amendments are intended to reduce the complexity and cost of applying the current expected credit loss model for short-term financial assets. The amendments in this update are effective for fiscal years beginning after December 15, 2026, including interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating the impact of adopting this guidance on its consolidated financial statements. The Company does not currently expect the adoption of this guidance to have a material impact on its consolidated financial statements.

Except as mentioned above, the Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated balance sheets, statement of operations and comprehensive (loss) income and statement of cash flows.